REVENUES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Operating lease income	$ 8,800	$ 8,200
Income relating to variable lease payments for operating leases that do not depend on index or rate	155	182
Construction Services [Member] | Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	6,200	5,700
Brazilian water and wastewater services [Member] | Private Equity | Service concession arrangements [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	$ 10,600	$ 10,400
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue	23 years	23 years
Dealer software and technology services | Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to remaining performance obligations	$ 2,300	$ 2,500